UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           D.A.Davidson & Co
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Vincent Michael Purpura
Title:		President & Chief Executive Officer
Phone:		406-727-4200
Signature, Place, and Date of Signing:

Vincent Michael Purpura  Great Falls, Montana  February 2, 2000

Report Type  (Check only one.):

[  X ]          13F HOLDINGS REPORT.

[    ]          13F NOTICE.

[    ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
	/s/ Vincent Michael Purpura

              FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	4,948,293

Form 13F Information Table Value Total:	$79,433,000


List of Other Included Managers:
n/a



                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -
----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT
PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ADC Telecommunications Inc     COM              000886101     1058    14575 SH
SOLE                                    14575
D Albertsons Inc                 COM              013104104     1181    36626 SH       SOLE
36626
D American Express Co            COM              025816109      914     5495 SH       SOLE
5495
D American Intl Group Inc        COM              026874107      583     5391 SH       SOLE
5391
D Applied Materials Inc          COM              038222105     1338    10560 SH       SOLE
10560
D Broadcom Corp Cl A             COM              111320107     1137     4175 SH       SOLE
4175
D Caterpillar Inc                COM              149123101      629    13371 SH       SOLE
13371
D Chevron Corp                   COM              166751107      278     3204 SH       SOLE
3204
D Cisco Sys Inc.                 COM              17275R102     1885    17594 SH       SOLE
17594
D Compuware Corp                 COM              205638109      524    14075 SH       SOLE
14075
D Diamond Offshore Drilling Inc  COM              25271C102      970    31750 SH
SOLE                                    31750
D Du Pont E I De Nemours Co      COM              263534109      615     9338 SH
SOLE                                     9338
D EMC Corp                       COM              268648102     1928    17650 SH       SOLE
17650
D Eastman Kodak                  COM              277461109      425     6414 SH       SOLE
6414
D Exodus Communications Inc      COM              302088109     1110    12500 SH
SOLE                                    12500
D Federal National Mtg Assn      COM              313586109      732    11720 SH       SOLE
11720
D General Electric Co            COM              369604103     1411     9120 SH       SOLE
9120
D General Motors Corp            COM              370442105      412     5664 SH       SOLE
5664
D Gillette Co                    COM              375766102      362     8800 SH       SOLE
8800
D Goodyear Tire & Rubber         COM              382550101      351    12491 SH       SOLE
12491
D Home Depot Inc                 COM              437076102     1382    20100 SH       SOLE
20100
D Intel Corp                     COM              458140100      715     8690 SH       SOLE
8690
D International Paper            COM              460146103      359     6361 SH       SOLE
6361
D LSI Logic Corp                 COM              502161102      577     8550 SH       SOLE
8550
D Lehman Bros Holdings Inc       COM              524908100      614     7250 SH       SOLE
7250
D Lilly Eli & Co                 COM              532457108      733    11025 SH       SOLE
11025
D Lucent Technologies Inc.       COM              549463107     1175    15669 SH       SOLE
15669
D MCI Worldcom Inc               COM              552688106     1337    25192 SH       SOLE
25192
D Metromedia Fiber Network Inc   COM              591689104      813    16950 SH
SOLE                                    16950
D Microsoft Corp                 COM              594918104     1131     9690 SH       SOLE
9690
D Minnesota Mng & Mfg Co         COM              604059105      335     3421 SH
SOLE                                     3421
D Monsanto Company               COM              611662107      367    10350 SH       SOLE
10350
D Morgan J P & Co Inc            COM              616880100      318     2510 SH       SOLE
2510
D Morgan Stanley Dean Witter     COM              617446448      849     5950 SH
SOLE                                     5950
D Nike Inc                       COM              654106103      717    14475 SH       SOLE
14475
D Pepsico Inc                    COM              713448108      705    20010 SH       SOLE
20010
D Pfizer                         COM              717081103      844    26015 SH       SOLE
26015
D Philip Morris Cos Inc          COM              718154107      367    15969 SH       SOLE
15969
D R&B Falcon Corp                COM              74912E101      653    49267 SH       SOLE
49267
D Schering-Plough Corp           COM              806605101      725    17120 SH       SOLE
17120
D Schlumberger Limited           COM              806857108      686    12225 SH       SOLE
12225
D Sears Roebuck & Co             COM              812387108      336    11055 SH       SOLE
11055
D Solectron Corp                 COM              834182107      771     8100 SH       SOLE
8100
D Starbucks Corp                 COM              855244109      723    29800 SH       SOLE
29800Teradyne Inc                   COM              880770102      224     3400 SH       SOLE
3400
D Tommy Hilfiger Corp            COM              G8915Z102      556    23800 SH       SOLE
23800
D Wal Mart                       COM              931142103     1236    17875 SH       SOLE
17875
D Warner Lambert                 COM              934488107      342     4175 SH       SOLE
4175
D Washington Mutual Inc          COM              939322103      800    30935 SH       SOLE
30935
D Watson Pharmaceuticals         COM              942683103      590    16470 SH       SOLE
16470
D Xilinx Inc                     COM              983919101      859    18900 SH       SOLE
18900
Applied Magnetic Corp Conv Sub    CNV	       038213AA2	 2	100000 PRN
Sole			           	100000
BankAtlantic Bancorp Conv Sub 	CNV		065908AC9	94	155000
	PRN		Sole					155000
Bluegreen Corp Conv Sub Deb   	CNV		096231AA3	49	60000	PRN
	Sole					60000
Cellstar Corp Conv Sub Nts    	CNV		150925AC9	349	455000
	PRN		Sole					455000
Converse Inc. Sub Notes Conv  	CNV		212540AA6	26	105000
	PRN		Sole					105000
Danka Business Systems PLC Sub	CNV		236277AB5	82	100000
	PRN		Sole					100000
Dura Pharmaceuticals Conv Sub 	CNV		26632SAA7	256	315000
	PRN		Sole					315000
Family Golf Centers Inc Conv S	CNV		30701AAC0	5	20000	PRN
	Sole					20000
Genetech Inc. Euro Deb Conv 	CNV		368710AA7	115	120000
	PRN		Sole					120000
HMT Technology Corp Conv Sub N	CNV		403917AD9	28	70000	PRN
	Sole					70000
Hexcel Corp Conv Sub Nts    	CNV		428291AA6	140	200000	PRN
	Sole					200000
Hilton Hotels Corp Conv Sub Nt	CNV		432848AL3	61	80000	PRN
	Sole					80000
HomeBase Inc. Conv Sub Nt   	CNV		43738EAB4	39	65000	PRN
	Sole					65000
Kellstrom Industries Inc Conv 	CNV		488035AE6	62	95000	PRN
	Sole					95000
Mascotech Inc. Sub Deb Conv 	CNV		574670AB1	147	200000
	PRN		Sole					200000
North American Vaccine Sub Not	CNV		657201AC3	88	120000
	PRN		Sole					120000
Offshore Logistics Inc Conv Su	CNV		676255AF9	74	90000	PRN
	Sole					90000
Phymatrix Corp. Sub Deb Conv	CNV		718925AC4	40	150000
	PRN		Sole					150000
Read-Rite Corp. Conv Sub Nt	       CNV		755246AA3	113	310000
	PRN		Sole					310000
Sholodge Inc. Conv Sub Deb  	CNV		825034AA9	28	45000	PRN
	Sole					45000
Swift Energy Company Sub Conv 	CNV		870738AB7	81	105000
	PRN		Sole					105000
System Software Associates Inc	CNV		871839AA4	31	105000
	PRN		Sole					105000
Systems and Computer Technolog	CNV		871873AB1	68	80000	PRN
	Sole					80000
Tower Automotive Inc Conv Sub 	CNV		891707AE1	70	85000	PRN
	Sole					85000
Veterinary Centers of America 	CNV		925514AB7	148	225000
	PRN		Sole					225000
Lab Corp of America Pfd 8.5% S	PFD CV		50540R201	495	7180
	SH		Sole					7180
3 Com Corporation			COM		885535104	203	4324	SH
	Sole					4324
ADC Telecommunications		COM		000886101	223	3080	SH
	Sole					3080
AT&T Corp				COM		001957109	774	15226	SH
	Sole					15226
AVI BioPharm Inc.			COM		002346104	75	13871	SH
	Sole					13871
America Online Inc. (Del)		COM		02364J104	434	5716	SH
	Sole					5716
American Express Company (N.Y.	COM		025816109	206	1238	SH
	Sole					1238
Aon Corp.				COM		037389103	201	5023	SH
	Sole					5023
Boeing Co.				COM		097023105	253	6108	SH
	Sole					6108
Bristol-Myers Squibb Co.		COM		110122108	515	8030	SH
	Sole					8030
BroadVision Inc.			COM		111412102	361	2122	SH
	Sole					2122
CMGI Inc.				COM		125750109	415	1500	SH
	Sole					1500
Caterpillar Inc (Del)		COM		149123101	1507	32014	SH
	Sole					32014
Chevron Corp				COM		166751107	1803	20809	SH
	Sole					20809
Cisco Systems Inc.			COM		17275R102	1318	12303	SH
	Sole					12303
Coca-Cola Company			COM		191216100	276	4733	SH
	Sole					4733
Compaq Computer Corp.		COM		204493100	215	7963	SH
	Sole					7963
Dal-Tile International Inc.		COM		23426R108	329	32500	SH
	Sole					32500
Dell Computer Corp.			COM		247025109	410	8046	SH
	Sole					8046
Delphi Automotive Systems Corp	COM		247126105	225	14305	SH
	Sole					14305
Du Pont E I de Nemours & Co		COM		263534109	1053	15985
	SH		Sole					15985
E M C Corporation (Mass)		COM		268648102	387	3544	SH
	Sole					3544
Eastman Kodak Co.			COM		277461109	1599	24139	SH
	Sole					24139
Eli Lilly & Company			COM		532457108	326	4900	SH
	Sole					4900
Emerson Electric Co.			COM		291011104	263	4582	SH
	Sole					4582
FelCor Lodging Trust Inc.		COM		31430F101	197	11240	SH
	Sole					11240
General Electric Co.			COM		369604103	722	4667	SH
	Sole					4667
General Motors Corp.			COM		370442105	1589	21863	SH
	Sole					21863
Gold Reserve Inc. Cl A		COM		38068N108	15	16000	SH
	Sole					16000
Goodyear Tire				COM		382550101	402	14316	SH
	Sole					14316
Hewlett Packard Co.			COM		428236103	219	1922	SH
	Sole					1922
Home Depot Inc			COM		437076102	325	4720	SH
	Sole					4720
Intel Corporation			COM		458140100	593	7207	SH
	Sole					7207
International Business Machine	COM		459200101	552	5120	SH
	Sole					5120
International Paper Co.		COM		460146103	1295	22951	SH
	Sole					22951
J P Morgan & Co. Inc.		COM		616880100	1754	13852	SH
	Sole					13852
Kaiser Aluminum Corp			COM		483007100	154	20000
	SH		Sole					20000
Lincoln National Corp.		COM		534187109	241	6030	SH
	Sole					6030
Lucent Technologies Inc.		COM		549463107	469	6250	SH
	Sole					6250
MCI WorldCom Inc.			COM		55268B106	309	5830	SH
	Sole					5830
Marsh & McLennan Companies Inc	COM		571748102	236	2464	SH
	Sole					2464
Merck & Co Inc			COM		589331107	530	7881	SH
	Sole					7881
Microsoft Corp.			COM		594918104	3286	28142	SH
	Sole					28142
Minnesota Mining & Mfg. Co.		COM		604059105	1870	19101
	SH		Sole					19101
"Motorola, Inc."			COM		620076109	294	2000	SH
	Sole					2000
Nike Inc. Cl B			COM		654106103	1326	26756	SH
	Sole					26756
Nordstrom Inc.			COM		655664100	226	8601	SH
	Sole					8601
Oracle Systems Corp.			COM		68389X105	597	5327	SH
	Sole					5327
Pepsico Incorporated			COM		713448108	307	8710	SH
	Sole					8710
Pharmos Corp (New)			COM		717139208	32	15000	SH
	Sole					15000
Philip Morris Inc.			COM		718154107	253	10999	SH
	Sole					10999
Proxim Inc.				COM		744284100	217	1977	SH
	Sole					1977
Rational Software Corp New		COM		75409P202	253	5141	SH
	Sole					5141
SBC Communications Inc.		COM		78387G103	807	16550	SH
	Sole					16550
Safeco Corp				COM		786429100	406	16322	SH
	Sole					16322
Sears Roebuck & Co.			COM		812387108	500	16472	SH
	Sole					16472
Spectranetics Corp			COM		84760C107	39	10000	SH
	Sole					10000
Spieker Pptys Inc.			COM		848497103	242	6652	SH
	Sole					6652
Starbucks Corp.			COM		855244109	517	21308	SH
	Sole					21308
Sun Microsystems Inc.		COM		866810104	300	3876	SH
	Sole					3876
TRW Incorporated			COM		872649108	295	5675	SH
	Sole					5675
Tellabs Inc.				COM		879664100	284	4424	SH
	Sole					4424
U S Bancorp (New)			COM		902973106	201	8421	SH
	Sole					8421
U S West Inc. (New)			COM		91273H101	375	5205	SH
	Sole					5205
Unique Mobility Inc.			COM		909154106	248	60100	SH
	Sole					60100
Wal-Mart Stores			COM		931142103	204	2953	SH
	Sole					2953
Washington Mutual Inc.		COM		939322103	328	12669	SH
	Sole					12669
Washington Post Co Cl B		COM		939640108	378	680	SH
	Sole					680
Winston Hotels Inc.			COM		97563A102	97	11900	SH
	Sole					11900
Alcan Aluminium Ltd (New)		ADR		013716105	205	4966	SH
	Sole					4966
